Calvert
Focused Value Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 92.5%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	15,255	$ 897,757
		$ 897,757
Banks — 9.0%
Citizens Financial Group, Inc.	22,906	$ 901,809
M&T Bank Corp.	4,921	713,840
Wells Fargo & Co.	27,015	1,115,450
		$ 2,731,099
Building Products — 3.7%
Johnson Controls International PLC	17,395	$1,113,280
		$1,113,280
Capital Markets — 4.0%
Charles Schwab Corp. (The)	14,727	$1,226,170
		$1,226,170
Chemicals — 2.5%
FMC Corp.	5,981	$746,429
		$746,429
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	20,460	$806,124
		$806,124
Electric Utilities — 7.6%
Constellation Energy Corp.	10,970	$945,724
NextEra Energy, Inc.	16,270	1,360,172
		$2,305,896
Entertainment — 3.3%
Walt Disney Co. (The)(1)	11,683	$1,015,019
		$1,015,019
Equity Real Estate Investment Trusts (REITs) — 4.7%
EastGroup Properties, Inc.	4,837	$716,166
Mid-America Apartment Communities, Inc.	4,587	720,113
		$1,436,279
Food & Staples Retailing — 4.9%
BJ's Wholesale Club Holdings, Inc.(1)	12,535	$829,316
Performance Food Group Co.(1)	11,028	643,925
		$1,473,241
Security	Shares	Value
Food Products — 3.2%
Hershey Co. (The)	4,194	$ 971,205
		$ 971,205
Health Care Equipment & Supplies — 3.8%
Zimmer Biomet Holdings, Inc.	9,045	$ 1,153,237
		$ 1,153,237
Hotels, Restaurants & Leisure — 2.2%
Papa John's International, Inc.	8,229	$ 677,329
		$ 677,329
Insurance — 3.9%
American International Group, Inc.	18,875	$1,193,655
		$1,193,655
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(1)	12,893	$1,137,549
		$1,137,549
Leisure Products — 3.1%
Hasbro, Inc.	15,568	$949,804
		$949,804
Life Sciences Tools & Services — 3.4%
Thermo Fisher Scientific, Inc.	1,894	$1,043,007
		$1,043,007
Machinery — 3.6%
Westinghouse Air Brake Technologies Corp.	11,064	$1,104,298
		$1,104,298
Multiline Retail — 3.1%
Dollar Tree, Inc.(1)	6,548	$926,149
		$926,149
Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	16,526	$1,189,046
Novo Nordisk A/S	5,887	796,746
Sanofi	7,994	770,834
		$2,756,626
Semiconductors & Semiconductor Equipment — 6.1%
Micron Technology, Inc.	18,031	$901,189
Texas Instruments, Inc.	5,791	956,789
		$1,857,978

Calvert
Focused Value Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.9%
Lithia Motors, Inc., Class A	2,799	$ 573,067
		$ 573,067
Total Common Stocks (identified cost $28,183,652)		$28,095,198

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(2)	64,026	$ 64,026
Total Short-Term Investments (identified cost $64,026)		$ 64,026
Total Investments — 92.7% (identified cost $28,247,678)		$28,159,224
Other Assets, Less Liabilities — 7.3%		$ 2,229,794
Net Assets — 100.0%		$30,389,018

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $64,026, which represents 0.2% of the Fund's net assets. Transactions in such funds for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$23,139	$1,065,461	$(1,024,574)	$ —	$ —	$64,026	$840	64,026

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Focused Value Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$2,958,692	$ —	$ —	$2,958,692
Consumer Discretionary	3,126,349	—	—	3,126,349
Consumer Staples	2,444,446	—	—	2,444,446
Financials	5,150,924	—	—	5,150,924
Health Care	4,182,036	770,834	—	4,952,870
Industrials	3,115,335	—	—	3,115,335
Information Technology	1,857,978	—	—	1,857,978
Materials	746,429	—	—	746,429
Real Estate	1,436,279	—	—	1,436,279
Utilities	2,305,896	—	—	2,305,896
Total Common Stocks	$27,324,364	$770,834(1)	$ —	$28,095,198
Short-Term Investments	$64,026	$ —	$ —	$64,026
Total Investments	$27,388,390	$770,834	$ —	$28,159,224

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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